SUPPLEMENT DATED SEPTEMBER 1, 2004 TO

                        PROSPECTUS DATED MAY 1, 2004 FOR

                  DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


Effective March 10, 2004, the Federated Intermediate Income Fund changed its name. All references in your prospectus to Federated Intermediate Income Fund:
Institutional Service Shares shall mean Federated Intermediate Corporate Bond
Fund: Institutional Service Shares.


Effective June 25, 2004, the Van Kampen Growth Fund changed its name. All references in your prospectus to Van Kampen Growth Fund: Class A shall mean Van Kampen Mid Cap Growth Fund: Class A.